NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details 2) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Sub-total of gross proceeds received			$ 0
Plus: Original issue discount (10%)			0
Face amount			0
Less: Debt discount			0
Carrying value			0
Less: Current portion			0
Convertible debentures - long-term			0
Investor 1 - July 27, 2015
Sub-total of gross proceeds received	$ 0	$ 500,000	0
Investor 1 - September 30, 2015
Sub-total of gross proceeds received	0	100,000	0
Investor 2 - August 25, 2015
Sub-total of gross proceeds received	0	500,000	0
Investor 2 - September 21, 2015
Sub-total of gross proceeds received	0	100,000	0
Investor 3 - August 27, 2015
Sub-total of gross proceeds received	0	125,000	$ 0
First Quarter
Sub-total of gross proceeds received	0	1,325,000
Plus: Original issue discount (10%)	0	132,500
Face amount	0	1,457,500
Less: Debt discount	0	(1,050,041)
Carrying value	0	407,459
Less: Current portion	0	(407,459)
Convertible debentures - long-term	0	0
Investor 1 - June 30, 2016
Sub-total of gross proceeds received	1,000,000	0
Investor 2 - June 30, 2016
Sub-total of gross proceeds received	250,000	0
Investor 3 - June 30, 2016
Sub-total of gross proceeds received	250,000	0
Second Quarter
Sub-total of gross proceeds received	1,500,000	0
Plus: Original issue discount (10%)	150,000	0
Face amount	1,650,000	0
Less: Debt discount	(1,650,000)	0
Carrying value	0	0
Less: Current portion	0	0
Convertible debentures - long-term	$ 0	$ 0